EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net earnings per share:
Net income	$ 7,811	$ 9,636	$ 22,566
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	45,919,835	46,460,974	46,816,899
Effect of dilutive securities:
Employee share options and RSUs	1,583,256	1,278,566	1,706,221
Denominator for diluted net earnings per share	47,503,091	47,739,540	48,523,120
Basic net earnings per share	$ 0.17	$ 0.21	$ 0.48
Diluted net earnings per share	$ 0.16	$ 0.20	$ 0.47